Future Minimum Lease Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012
Operating Leases Disclosure [Line Items]
2013 (remaining six months)	$ 741
2013		594
2014	472	451
2015	418	442
2016	243	258
2017	69	69
Thereafter
Operating Leases Future Minimum Payments Due	$ 1,943	$ 1,814